Summary of changes in asset retirement and environmental obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 30,896	$ 26,070
Payments	(5,327)	(1,721)
Foreign exchange effect	(2,385)	(5,147)
Interest accrual	746	1,389
Balance at the end of the year	36,828	30,896
Current liabilities	31,953	33,095
Non-current liabilities	232,197	242,951
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	227,189
Payments	(19,932)
Foreign exchange effect	(4,848)
Interest accrual	7,051
Remeasurement discount rate	12,250
Balance at the end of the year	221,710	227,189
Current liabilities	20,826
Non-current liabilities	200,884
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	48,857
Payments	(6,323)
Foreign exchange effect	(3,003)
Interest accrual	2,616
Remeasurement discount rate	293
Balance at the end of the year	42,440	48,857
Current liabilities	11,127
Non-current liabilities	31,313
Asset Retirement Obligation And Environmental Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	276,046	293,828
Payments	(26,255)	(10,426)
Foreign exchange effect	(7,851)	(37,145)
Interest accrual	9,667	14,015
Remeasurement discount rate	12,543	15,774
Balance at the end of the year	264,150	276,046
Current liabilities	31,953	33,095
Non-current liabilities	$ 232,197	$ 242,951